Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - Recurring - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in level 3 liabilities
Liabilities at beginning of period	£ 1,957
Liabilities at end of period	1,317	£ 1,957
IFRS9
Movement in level 3 liabilities
Liabilities at beginning of period	1,957
Amounts recorded in the income statement	162
Level 3 transfers in	104
Level 3 transfers out	(588)
Issuances	46
Purchases	532
Settlements	(429)
Sales	(466)
Foreign exchange and other adjustments	(1)
Liabilities at end of period	1,317	1,957
Amounts recorded in the income statement in respect of balances held at year end - unrealised	110
IAS39
Movement in level 3 liabilities
Liabilities at beginning of period	£ 1,957	2,187
Amounts recorded in the income statement		(344)
Level 3 transfers in		419
Level 3 transfers out		(231)
Issuances		47
Purchases		401
Settlements		(204)
Sales		(316)
Foreign exchange and other adjustments		(2)
Liabilities at end of period		1,957
Amounts recorded in the income statement in respect of balances held at year end - unrealised		£ (330)